ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the "Company") and its subsidiaries, including Ascendium Group Limited ("Ascendium"), China Medical Services (Holdings) Limited ("CMS Holdings"), Our Medical Services Limited ("OMS"), China Medstar Pte. Limited ("China Medstar"), Cyber Medical Networks Limited ("Cyber"), King Cheers Holdings Limited ("King Cheers"), Medstar Overseas Limited ("Medstar Overseas"), US Proton Therapy Holdings Limited ("Proton BVI"), US Proton Therapy Holdings Limited ("US Proton"), CMS Hospital Management Co., Ltd. ("CHM"), Shenzhen Aohua Medical Technology and Services Co., Ltd ("AMT" formerly known as Shenzhen Aohua Medical Leasing & Services Limited ), Medstar (Shanghai) Leasing Co., Ltd. ("MSC"), Beijing Yundu Internet Technology Co., Ltd. ("Yundu", formerly known as Beijing Xing HengFeng Medical Technology Co., Ltd.), Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM"), Shenzhen Lingdun Medical Investment & Management Co., Ltd. ("XLD"), Xi'An Wanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC"), Guangzhou Huanan Taihe Medical Technology Co. Ltd. ("GZ Proton"), Chang'an Hospital Co., Ltd ("CAH"), Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") and Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY"). The Company and its subsidiaries are collectively referred to as the "Group".

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, the provision of management services to hospitals and since June 2012, hospital operation following the acquisition of CAH (note 4) in the People's Republic of China ("PRC"). The Group develops and operates its business through its subsidiaries. Details of the Company's subsidiaries as of December 31, 2012 are as follows:

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Ascendium	September 10, 2007	British Virgin Islands ("BVI")	100%	Investment holding
OMS	August 22, 1996	BVI	100%	Investment holding
Medstar Overseas Limited	September 22, 2011	BVI	100%	Investment holding
Proton BVI	May 16, 2011	BVI	100%	Investment holding
US Proton	June 29, 2011	U.S.A	100%	Investment holding
China Medstar	August 8, 2003	Singapore	100%	Investment holding
Cyber	May 26, 2006	Hong Kong	100%	Investment holding
CMS Holdings	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers	May 18, 2001	Hong Kong	100%	Investment holding
AMT	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
MSC	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CHM	July 23, 2008	PRC	100%	Provision of management services
Yundu	July 26, 2007	PRC	100%	Provision of management services
TKM	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
CCICC	July 06, 2010	PRC	52%	Medical care co-operation with hospital
XLD	August 25, 2010	PRC	100%	Leasing of medical equipment
GZ Proton	June 29, 2011	PRC	90%	Medical technology research and development, and provision of management and consultant services.
JKSY	August 12, 2010	PRC	100%	Leasing of medical equipment
JWYK	April 26, 2012	PRC	51%	Medical Information and technology Services
CAH	December 31, 2002	PRC	52%	Hospital medical diagnosis service

Ascendium is a limited liability company that was incorporated in the BVI on September 10, 2007. The Reorganization agreement provided that Ascendium (a shell company owned by a nominee shareholder prior to the Reorganization), upon completion of the Reorganization, be owned by a group of individuals ("Ascendium's shareholders"), who as a group are substantively different than the shareholders of the IIHC (IIHC directly owned 100% of OMS prior to October 30, 2007). In accordance with the Reorganization agreement, Ascendium's shareholders acquired 100% ownership in OMS in exchange for issuing Ascendium shares to a portion of the IIHC shareholders. The agreement also provided for the settlement of certain unspecified obligations amongst the IIHC shareholders and IIHC. The majority of Ascendium's shareholdings was acquired by a number of indirect shareholders of OMS, however because there was no controlling shareholder and the differences in shareholders is substantive, Ascendium accounted for the acquisition of 100% of OMS. The aggregate purchase price for the acquisition on October 30, 2007 was determined to be RMB393,435, which represents the fair value of the Ascendium shares issued as consideration.

The Company was incorporated under the law of the Cayman Islands on November 27, 2007. On March 7, 2008, all the then existing shareholders of Ascendium exchanged their respective shares of Ascendium for shares of the Company at a ratio of 10 shares in the Company in return for each share in Ascendium. As a result, Ascendium became the wholly-owned subsidiary of the Company.

On July 31, 2008, the Group acquired 100% of the equity interest in China Medstar. On October 28, 2008, the Group consummated 100% of the equity interest in Yundu. The acquisitions were accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations, ("ASC 805"). The acquired assets and liabilities of China Medstar and Yundu were recorded at estimated fair values on their respective acquisition dates.

Shenzhen Aohua Medical Services ("AMS") was incorporated by OMS on July 23, 1997 and OMS contributed RMB4,800 representing 90% equity interest in AMS. Since the incorporation of AMS, 10% of its equity interest was held by two third party nominees who acted as the custodians of such equity interest. The two nominees did not maintain their required capital contributions at any time subsequent to the incorporation of AMS. In December 2007, the Group entered into an agreement with the two nominees to obtain title of their 10% equity interest. The two nominees agreed to complete all legal procedures required to effect legal transfer of the shares to OMS on June 10, 2009 upon approval by the Shenzhen Industrial and Commercial Administration Bureau in return for a fee of RMB4,200.

Due to the two nominees' failure to complete their capital injection obligations as required by PRC Company Law, it is in the Company's view that the two nominees never possessed any ordinary shareholding rights, including dividend or voting rights. Consequently, OMS effectively controlled 100% of the equity of AMS prior to the legal reacquisition of shares subsequent to December 31, 2009. As such, the Group's consolidated financial statements do not present a minority interest for the financial statement periods presented.

On December 15, 2009, the Company acquired 100% equity interest of King Cheers at a consideration of HK$2. King Cheers was incorporated in Hong Kong on May 18, 2001 under the Hong Kong Companies Ordinance. It is an investment holding company and has no business operation of its own.

On December 16, 2009, the Company completed its initial public offering of 12,000,000 American Depositary Shares ("ADSs") at US$ 11.0 per ADS. Each ADS comprises three ordinary shares of the Company. The net proceeds to the Company from the offering amounted to approximately RMB813,938 (US$119,211), net of underwriter commission and issuance costs paid and payable.

On April 22, 2010, the Group acquired 100% of the equity interest in TKM. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations. The acquired assets and liabilities of TKM were recorded at estimated fair values on their respective acquisition dates.

On July 6, 2010, the Group acquired 52% of the equity interest in CCICC from CAH, in accordance with the framework agreement entered into in 2008. The transaction was accounted for as an acquisition of assets pursuant to ASC 805, as the assets acquired did not constitute a business.

XLD was set up as a 100% owned subsidiary by AMT and CHM, with ownership of 90% and 10%, respectively, on August 25, 2010, for purpose of expanding the Group's medical equipment leasing business.

Medstar Overseas was incorporated in the BVI on September 22, 2011. Proton BVI was incorporated in the BVI on May 16, 2011. US Proton was incorporated in the State of Delaware, U.S.A. on June 29, 2011. These companies are investment holding companies and have no business operation of their own.

GZ Proton was incorporated by the Group and a third party on June 29, 2011, for purposes of expanding the Group's business area of medical technology research and development, and provision of management and consultant services. The Group holds 90% equity interest in GZ Proton.

On March 9, 2012, the Group acquired 100% of the equity interest in JKSY for a consideration of RMB3,500(US$562). The transaction was accounted for as an acquisition of assets as the assets acquired did not constitute a business.

On April 26, 2012, the Group and a third party set up JWYK, for purposes of expanding the Group's business area of medical information and technology services. The Group holds 51% of the equity interest in JWYK which had no substantial operations yet as of December 31, 2012.

On May 29, 2012, AMT and AMS were merged and AMT was the surviving entity.

On June 21, 2012, the Group acquired 52% of the equity interest in CAH. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805.